Accounts receivable (Denominations of gross amounts of account receivable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross amounts of accounts receivable denominated [line items]
Gross amounts of account receivables	¥ 29,425,851	¥ 25,559,681
RMB [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of account receivables	26,879,470	24,633,465
S$ [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of account receivables	1,016,299	922,993
US$ [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of account receivables	6,673	3,223
PKR [member]
Gross amounts of accounts receivable denominated [line items]
Gross amounts of account receivables	¥ 1,523,409	¥ 0